                                                             File Nos. 333-64831
                                                                        811-8848


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 23

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
        ----
          X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
        ----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ----
             on (date) pursuant to paragraph (a) (1) of Rule 485
        ----
             this post-effective amendment designates a new effective
        ---- date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.             CAPTION IN PROSPECTUS
-----------------             ---------------------
1............................ Cover Page

2............................ Special Terms

3............................ Summary of Contract Features; Summary of Fees and Expenses

4............................ Condensed Financial Information;  Performance
                              Information

5............................ Description of the Companies, the Variable Accounts,
                              and the Underlying Investment Companies

6............................ Charges and Deductions

7............................ Description of the Contract

8............................ Electing the Form of Annuity and the Annuity Date;
                              Description of Variable Annuity Payout Options;
                              Annuity Benefit Payments

9............................ Death Benefit

10........................... Payments; Computation of Values; Distribution

11........................... Surrender; Withdrawals; Texas Optional Retirement
                              Program

12........................... Federal Tax Considerations

13........................... Legal Matters

14........................... Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------             ----------------------------------------------

15........................... Cover Page

16........................... Table of Contents

17........................... General Information and History

18........................... Services



19........................... Underwriters

20........................... Underwriters

21........................... Performance Information

22........................... Annuity Benefit Payments

23........................... Financial Statements

                             SEPARATE ACCOUNT VA-P

                               (PIONEER C-VISION)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                      * * *

An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Separate Account VA-P, and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?" under the SUMMARY OF CONTRACT FEATURES, "Optional Enhanced Death Benefit Rider" under DESCRIPTION OF THE CONTRACT, "G. Death Benefit," and "C. Optional Benefit Rider Charges" under the CHARGES AND DEDUCTIONS sections of the prospectus. The language contained in the prospectus describing the charge for the optional benefit rider will apply once the Application for an Order of Exemption has been granted.

While the Application for an Order of Exemption is pending, the first sentence of the fourth paragraph of "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT" is hereby replaced by the following:

Subject to state availability, optional benefit riders are available for an additional charge equal to an annual rate of 0.25% for Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period, 0.15% for a Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period and 0.25% for an Enhanced Death Benefit Rider, which is deducted on the last day of each month.

                                      * * *

The second sentence of the last paragraph of "Optional Enhanced Death Benefit Rider" is hereby replaced by the following:

On the last day of each month, a charge equal to 1/12th of the annual rate is made against the Accumulated Value of the Contract at that time.

                                      * * *

The first two paragraphs of "C. Optional Benefit Rider Charges" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:

                                      * * *




SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Pioneer C-Vision variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-688-9915. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).



The Variable Account, known as Separate Account VA-P is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:



PIONEER VARIABLE CONTRACTS TRUST               ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Emerging Markets VCT Portfolio         Alliance Premier Growth Portfolio
Pioneer Europe VCT Portfolio                   Alliance Technology Portfolio
Pioneer International Growth VCT Portfolio     DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer Science & Technology VCT Portfolio     DGPF Growth Opportunities Series
Pioneer Mid-Cap Value VCT Portfolio            DGPF Select Growth Series
Pioneer Growth Shares VCT Portfolio            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Real Estate Growth VCT Portfolio       (CLASS 2)
Pioneer Fund VCT Portfolio                     Franklin Small Cap Fund
Pioneer Equity-Income VCT Portfolio            Templeton Asset Strategy Fund
Pioneer Balanced VCT Portfolio                 Templeton International Smaller Companies Fund
Pioneer Swiss Franc Bond VCT Portfolio         VAN KAMPEN LIFE INVESTMENT TRUST
Pioneer High Yield VCT Portfolio               Van Kampen LIT Emerging Growth Portfolio
Pioneer Strategic Income VCT Portfolio
Pioneer America Income VCT Portfolio
Pioneer Money Market VCT Portfolio
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund



The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).



THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OF GOVERNMENTAL AGENCY.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               DATED MAY 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        13
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        18
INVESTMENT OBJECTIVES AND POLICIES..........................        20
PERFORMANCE INFORMATION.....................................        22
DESCRIPTION OF THE CONTRACT.................................        24
  A.   Payments.............................................        24
  B.   Right to Cancel Individual Retirement Annuity........        25
  C.   Right to Cancel All Other Contracts..................        25
  D.   Transfer Privilege...................................        25
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        26
  E.   Surrender............................................        27
  F.   Withdrawals..........................................        27
        Systematic Withdrawals..............................        28
        Life Expectancy Distributions.......................        28
  G.   Death Benefit........................................        29
        Death of an Owner Prior to the Annuity Date.........        29
        Optional Enhanced Death Benefit Rider...............        29
        Payment of the Death Benefit........................        30
  H.   The Spouse of the Owner as Beneficiary...............        30
  I.   Assignment...........................................        30
  J.   Electing the Form of Annuity and the Annuity Date....        31
  K.   Description of Variable Annuity Payout Options.......        32
  L.   Annuity Benefit Payments.............................        33
        Determination of the First Variable Annuity Benefit
        Payment.............................................        33
        The Annuity Unit....................................        33
        Determination of the Number of Annuity Units........        34
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        34
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        34
  N.   NORRIS Decision......................................        36
  O.   Computation of Values................................        36
        The Accumulation Unit...............................        36
        Net Investment Factor...............................        37
CHARGES AND DEDUCTIONS......................................        38
  A.   Variable Account Deductions..........................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38
        Other Charges.......................................        39
  B.   Contract Fee.........................................        39
  C.   Optional Benefit Rider Charges.......................        39
  D.   Premium Taxes........................................        39
  E.   Transfer Charge......................................        40
GUARANTEE PERIOD ACCOUNTS...................................        41
FEDERAL TAX CONSIDERATIONS..................................        43
  A.   General..............................................        43
        The Company.........................................        43
        Diversification Requirements........................        43
        Investor Control....................................        43
  B.   Qualified and Non-Qualified Contracts................        44

  C.   Taxation of the Contract in General..................        44
        Withdrawals Prior to Annuitization..................        44
        Annuity Payouts After Annuitization.................        44
        Penalty on Distribution.............................        44
        Assignments or Transfers............................        45
        Nonnatural Owners...................................        45
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        45
  D.   Tax Withholding......................................        45
  E.   Provisions Applicable to Qualified Employer Plans....        46
        Self-Employed Pension and Profit Sharing Plans......        46
        Individual Retirement Annuities.....................        46
        Tax-Sheltered Annuities.............................        46
        Texas Optional Retirement Program...................        47
STATEMENTS AND REPORTS......................................        47
LOANS (QUALIFIED CONTRACTS ONLY)............................        47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        47
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        48
VOTING RIGHTS...............................................        49
DISTRIBUTION................................................        49
LEGAL MATTERS...............................................        49
FURTHER INFORMATION.........................................        49
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACTS, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.


ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.


ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Owner's 99th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited to a Guarantee Period Account.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant and, unless otherwise indicated, any reference to Owner shall include joint Owners.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"),

Franklin Templeton Variable Insurance Products Trust ("FT VIP"), or Van Kampen Life Investment Trust ("Van Kampen").



SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.



UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of Pioneer VCT, AVIF, Alliance, DGPF, FT VIP or Van Kampen in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Pioneer C-Vision Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
SALES CHARGE IMPOSED ON PAYMENTS:

                                                                    None
SURRENDER CHARGE:

TRANSFER CHARGE:                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                               $35*
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $75,000.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout Rider (M-GAP)       0.15%
      with a fifteen year waiting period:
    Optional Enhanced Death Benefit Rider:                         0.25%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                               1.25%
  Administrative Expense Charge:                                   0.15%
                                                                   ------
  Total Annual Expenses:                                           1.40%


*This fee may vary by state. See your Contract for more information.

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES: Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended
December 31, 1999, as adjusted for any material changes.



                                                                        OTHER EXPENSES     TOTAL PORTFOLIO
                                          MANAGEMENT FEE                  (AFTER ANY       EXPENSES (AFTER
                                            (AFTER ANY        12B-1     REIMBURSEMENTS/     ANY WAIVERS/
UNDERLYING PORTFOLIO                    VOLUNTARY WAIVERS)     FEES        WAIVERS)        REIMBURSEMENTS)
--------------------                    ------------------   --------   ---------------   -----------------
Pioneer Emerging Markets VCT
 Portfolio............................         0.00%          --             1.75%        1.75%(5)
Pioneer Europe VCT Portfolio..........         0.00%          --             1.50%        1.50%(5)
Pioneer International Growth VCT
 Portfolio............................         1.00%          --             0.22%        1.22%(3)
Pioneer Science & Technology VCT
 Portfolio............................         0.35%          --             0.90%        1.25%(1)(5)
Pioneer Mid-Cap Value VCT Portfolio...         0.65%          --             0.11%        0.76%
Pioneer Growth Shares VCT Portfolio...         0.65%          --             0.11%        0.76%(3)
Pioneer Real Estate Growth VCT
 Portfolio............................         0.85%          --             0.30%        1.15%(5)
Pioneer Fund VCT Portfolio............         0.65%          --             0.15%        0.80%(3)
Pioneer Equity-Income VCT Portfolio...         0.65%          --             0.15%        0.80%
Pioneer Balanced VCT Portfolio........         0.65%          --             0.13%        0.78%(4)
Pioneer Swiss Franc Bond VCT
 Portfolio............................         0.65%          --             0.23%        0.88%(3)(4)
Pioneer High Yield VCT Portfolio......         0.18%          --             1.07%        1.25%(1)(5)
Pioneer Strategic Income VCT
 Portfolio............................         0.00%          --             1.50%        1.50%(2)(5)
Pioneer America Income VCT
 Portfolio............................         0.55%          --             0.26%        0.81%(3)(4)
Pioneer Money Market VCT Portfolio....         0.50%          --             0.29%        0.79%(4)
AIM V.I. Capital Appreciation Fund....         0.62%          --             0.11%        0.73%
Alliance Premier Growth Portfolio
 (Class B)............................         1.00%          0.25%          0.04%        1.29%
Alliance Technology Portfolio
 (Class B)............................         1.00%          0.25%          0.27%        1.52%(6)
DGPF Growth Opportunities Series
 (Service Class)......................         0.75%          0.15%          0.07%        0.97%(7)
DGPF Select Growth Series (Service
 Class)...............................         0.74%          0.15%          0.06%        0.95%(7)
Franklin Small Cap Fund (Class 2).....         0.55%          0.25%          0.27%        1.07%(8)(9)
Templeton Asset Strategy Fund
 (Class 2)............................         0.60%          0.25%          0.18%        1.03%(8)(10)
Templeton International Smaller
 Companies Fund (Class 2).............         0.85%          0.25%          0.26%        1.36%(8)
Van Kampen LIT Emerging Growth
 Portfolio............................         0.67%          --             0.18%        0.85%(11)



(1)Portfolios commenced operations on May 1, 2000, therefore expenses shown are estimated. For the fiscal year ending December 31, 2000, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 1.65% for the Pioneer Science & Technology VCT Portfolio and 1.72% for the Pioneer High Yield VCT Portfolio.



(2)Portfolio commenced operations on July 29, 1999; therefore expenses shown are annualized.



(3)Pioneer has agreed voluntarily to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.50% for the Pioneer International Growth VCT Portfolio, and 1.25% for the Pioneer America Income VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Swiss Franc Bond VCT Portfolio. The total operating expenses attributable to Class I shares of these Portfolios were less than their respective expense limitations during 1999. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer Investment Management, Inc. ("Pioneer") to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated at any time with notice.

(4)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class I shares for the fiscal year ended December 31, 1999, would have been 0.79% for the Pioneer America Income VCT Portfolio, 0.77% for the Pioneer Balanced VCT Portfolio, 0.78% for the Pioneer Money Market VCT Portfolio, and 0.87% for the Pioneer Swiss Franc Bond VCT Portfolio.



(5)Pioneer has agreed voluntarily to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated at any time with notice.



Excluding certain offset arrangements, but after the affect of the voluntary limitations, expenses attributable to Class I shares would have been 1.88% for the Pioneer Emerging Markets VCT Portfolio, 1.53% for the Pioneer Europe VCT Portfolio, 1.15% for the Pioneer Real Estate Growth VCT Portfolio, and 1.54% for the Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 1999, assuming no voluntary limitations and no expense offset arrangements, Portfolio expenses as a percentage of average daily net assets attributable to Class I shares were 6.56% for the Pioneer Emerging Markets VCT Portfolio, 2.58% for the Pioneer Europe VCT Portfolio, 1.30% for the Pioneer Real Estate Growth VCT Portfolio and 8.68% for the Pioneer Strategic Income VCT Portfolio. On April 1, 1999, Pioneer agreed to waive a portion of its management fee from 1.00% to 0.80% of the Pioneer Real Estate Growth VCT Portfolio's average daily net assets. Pioneer reduced the portfolio's management fee to 0.80% effective December 14, 1999.



(6)From time to time, the Alliance Technology Portfolio's investment adviser, in its own discretion, may voluntarily waive all or part of its fees and/or voluntarily assume certain portfolio expenses. An expense cap of 1.20% which was in effect during 1999, is no longer in effect as of May 1, 2000. Therefore, the expenses shown in the above table have been restated to reflect current fees without the cap.



(7)Service Class inception is May 1, 2000. Fees and Expenses shown are based on those for the Standard Class. Effective May 1, 2000 through October 31, 2000, the investment advisor, Delaware Management Company, has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1 fee. Total expenses of the Select Growth Series before waiver and/or reimbursement would have been 0.96%, inclusive of the 12b-1 fee.



(8)The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(9)On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/28/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated to be the same.



(10)On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, 12b-1 Fees 0.25%, Other Expenses 0.14%, and Total Fund Expenses 0.99%.

(11)Without taking into effect the voluntary fee waiver of 0.85%, the Van Kampen LIT Emerging Growth Portfolio's management fee, other expenses and total portfolio expenses would have been 0.70%, 0.18% and 0.88%, respectively, for the fiscal year ended December 31, 1999.


The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Portfolio expenses listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee has been reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected by the Company under the Contracts are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $75,000. The Contract fee is not deducted after annuitization.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders(1):


PORTFOLIO                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------                                                    --------   --------   --------   --------
Pioneer Emerging Markets VCT Portfolio.....................    $32        $97        $165       $346
Pioneer Europe VCT Portfolio...............................    $29        $90        $153       $323
Pioneer International Growth VCT Portfolio.................    $27        $82        $139       $296
Pioneer Science & Technology VCT Portfolio.................    $27        $83        $141       $299
Pioneer Mid-Cap Value VCT Portfolio........................    $22        $68        $116       $250
Pioneer Growth Shares VCT Portfolio........................    $22        $68        $116       $250
Pioneer Real Estate Growth VCT Portfolio...................    $26        $80        $136       $289
Pioneer Fund VCT Portfolio.................................    $22        $69        $118       $254
Pioneer Equity-Income VCT Portfolio........................    $22        $69        $118       $254
Pioneer Balanced VCT Portfolio.............................    $22        $68        $117       $252
Pioneer Swiss Franc Bond VCT Portfolio.....................    $23        $71        $122       $262
Pioneer High Yield VCT Portfolio...........................    $27        $83        $141       $299
Pioneer Strategic Income VCT Portfolio.....................    $29        $90        $153       $323
Pioneer America Income VCT Portfolio.......................    $23        $69        $119       $255
Pioneer Money Market VCT Portfolio.........................    $22        $69        $118       $253
AIM V.I. Capital Appreciation Fund.........................    $22        $67        $115       $247
Alliance Premier Growth Portfolio..........................    $27        $84        $143       $303
Alliance Technology Portfolio..............................    $30        $91        $154       $325
DGPF Growth Opportunities Series...........................    $24        $74        $127       $271
DGPF Select Growth Series..................................    $24        $74        $126       $269
Franklin Small Cap Fund....................................    $25        $77        $132       $281
Templeton Asset Strategy Fund..............................    $25        $76        $130       $277
Templeton International Smaller Companies Fund.............    $28        $86        $146       $309
Van Kampen LIT Emerging Growth Portfolio...................    $23        $71        $121       $259

(2) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:


PORTFOLIO                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------                                                    --------   --------   --------   --------
Pioneer Emerging Markets VCT Portfolio.....................    $34        $105       $177       $369
Pioneer Europe VCT Portfolio...............................    $32        $ 97       $165       $346
Pioneer International Growth VCT Portfolio.................    $29        $ 89       $152       $320
Pioneer Science & Technology VCT Portfolio.................    $29        $ 90       $153       $323
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $ 75       $129       $275
Pioneer Growth Shares VCT Portfolio........................    $25        $ 75       $129       $275
Pioneer Real Estate Growth VCT Portfolio...................    $28        $ 87       $148       $313
Pioneer Fund VCT Portfolio.................................    $25        $ 77       $131       $279
Pioneer Equity-Income VCT Portfolio........................    $25        $ 77       $131       $279
Pioneer Balanced VCT Portfolio.............................    $25        $ 76       $130       $277
Pioneer Swiss Franc Bond VCT Portfolio.....................    $26        $ 79       $135       $287
Pioneer High Yield VCT Portfolio...........................    $29        $ 90       $153       $323
Pioneer Strategic Income VCT Portfolio.....................    $32        $ 97       $165       $346
Pioneer America Income VCT Portfolio.......................    $25        $ 77       $131       $280
Pioneer Money Market VCT Portfolio.........................    $25        $ 76       $130       $278
AIM V.I. Capital Appreciation Fund.........................    $24        $ 74       $127       $272
Alliance Premier Growth Portfolio..........................    $30        $ 91       $155       $327
Alliance Technology Portfolio..............................    $32        $ 98       $166       $348
DGPF Growth Opportunities Series...........................    $27        $ 82       $139       $296
DGPF Select Growth Series..................................    $26        $ 81       $138       $294
Franklin Small Cap Fund....................................    $28        $ 85       $144       $306
Templeton Asset Strategy Fund..............................    $27        $ 83       $142       $302
Templeton International Smaller Companies Fund.............    $31        $ 93       $159       $333
Van Kampen LIT Emerging Growth Portfolio...................    $25        $ 78       $133       $284

(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:


PORTFOLIO                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------                                                    --------   --------   --------   --------
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $392
Pioneer Europe VCT Portfolio...............................    $34        $105       $177       $369
Pioneer International Growth VCT Portfolio.................    $32        $ 97       $164       $343
Pioneer Science & Technology VCT Portfolio.................    $32        $ 97       $165       $346
Pioneer Mid-Cap Value VCT Portfolio........................    $27        $ 83       $141       $300
Pioneer Growth Shares VCT Portfolio........................    $27        $ 83       $141       $300
Pioneer Real Estate Growth VCT Portfolio...................    $31        $ 94       $161       $337
Pioneer Fund VCT Portfolio.................................    $27        $ 84       $143       $304
Pioneer Equity-Income VCT Portfolio........................    $27        $ 84       $143       $304
Pioneer Balanced VCT Portfolio.............................    $27        $ 83       $142       $302
Pioneer Swiss Franc Bond VCT Portfolio.....................    $28        $ 86       $147       $311
Pioneer High Yield VCT Portfolio...........................    $32        $ 97       $165       $346
Pioneer Strategic Income VCT Portfolio.....................    $34        $105       $177       $369
Pioneer America Income VCT Portfolio.......................    $28        $ 84       $144       $305
Pioneer Money Market VCT Portfolio.........................    $27        $ 84       $143       $303
AIM V.I. Capital Appreciation Fund.........................    $27        $ 82       $140       $297
Alliance Premier Growth Portfolio..........................    $32        $ 99       $167       $350
Alliance Technology Portfolio..............................    $35        $105       $178       $371
DGPF Growth Opportunities Series...........................    $29        $ 89       $152       $320
DGPF Select Growth Series..................................    $29        $ 89       $151       $318
Franklin Small Cap Fund....................................    $30        $ 92       $157       $329
Templeton Asset Strategy Fund..............................    $30        $ 91       $155       $326
Templeton International Smaller Companies Fund.............    $33        $101       $171       $356
Van Kampen LIT Emerging Growth Portfolio...................    $28        $ 86       $146       $308


(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE PIONEER C-VISION VARIABLE ANNUITY?

The Pioneer C-Vision variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to the 90th birthday of the oldest Owner or Annuitant.


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among seventeen of the twenty-four available Sub-Accounts investing in the Underlying Portfolios (in addition to the Pioneer Money Market VCT Portfolio), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?


During the annuity payout phase, you, or the payee you designate, can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:


    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing in the event that the Annuitant dies before the end of ten years;


    - periodic payments over a specified number of years (1 to 30). Under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) The Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;



    (b) The Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) The highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent withdrawals and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                            amount of the withdrawal

                ------------------------------------------------


             Accumulated Value immediately prior to the withdrawal



For more details, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be an Annuitant), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments (or designate someone else to receive annuity benefit payments) and select the Annuitant and beneficiary. When a Contract is jointly owned, the consent of both Owners is required in order to exercise any ownership rights. The Annuitant is the individual whose life is used to measure the duration of annuity benefit payments involving a life contingency. An Annuitant may be changed at any time after issue of the Contract and prior to the Annuity Date, unless (1) the Owner is a nonnatural person or (2) you are taking life expectancy distributions. For more information about life expectancy distributions, see "F. Withdrawals." At all times there must be at least one Annuitant. If an Annuitant dies and a replacement is not named, you will become the new Annuitant. The beneficiary is the person, persons or entity entitled to the death benefit prior to the Annuity Date and who, under certain circumstances, may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject only to a $25,000 minimum for the initial payment and a $100 minimum for any additional payments. In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


You may allocate payments among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts (in addition to the Pioneer Money Market VCT Portfolio), during the life of the Contract and prior to the Annuity Date.



THE VARIABLE ACCOUNT. Subject to the 17 variable fund maximum, you have a choice of Sub-Accounts investing in the following twenty-four Underlying
Portfolios:



Pioneer Emerging Markets VCT Portfolio      Pioneer Strategic Income VCT Portfolio
Pioneer Europe VCT Portfolio                Pioneer America Income VCT Portfolio
Pioneer International Growth VCT Portfolio  Pioneer Money Market VCT Portfolio
Pioneer Science & Technology VCT Portfolio  AIM V.I. Capital Appreciation Fund
Pioneer Mid-Cap Value VCT Portfolio         Alliance Premier Growth Portfolio
Pioneer Growth Shares VCT Portfolio         Alliance Technology Portfolio
Pioneer Real Estate Growth VCT Portfolio    DGPF Growth Opportunities Series
Pioneer Pioneer Fund VCT Portfolio          DGPF Select Growth Series
Pioneer Equity-Income VCT Portfolio         Franklin Small Cap Fund
Pioneer Balanced VCT Portfolio              Templeton Asset Strategy Fund
Pioneer Swiss Franc Bond VCT Portfolio      Templeton International Smaller Companies Fund
Pioneer High Yield VCT Portfolio            Van Kampen LIT Emerging Growth Portfolio



Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING PORTFOLIOS?



Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Apprecation Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the DGPF Growth Opportunities Series and DGPF Select Growth Series of Delaware Group Premium Fund. The investment adviser for Franklin Small Cap Fund is Franklin Advisers, Inc. Templeton Investment
Counsel, Inc. is the adviser to the Templeton Asset Strategy Fund and the Templeton International Smaller Companies Fund of Franklin Templeton Variable Insurance Products Trust. The invesment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. As of the date of this Prospectus, transfers may be made to a maximum of seventeen variable Sub-Accounts in addition to the Pioneer Money Market VCT Portfolio during the life of the Contract. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.



You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner (or an Annuitant in the event that the Owner is a nonnatural person) should die before the Annuity Date, a death benefit will be paid to the beneficiary. The standard death benefit will be equal to the greater of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or


    - Gross payments, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal, multiplied by the withdrawal amount, and divided by the Accumulated Value immediately prior to the withdrawal).

If you are under age 89, you may elect an optional Enhanced Death Benefit Rider at issue for a separate monthly charge. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. Under the Enhanced Death Benefit Rider:


I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the greatest of:


    (a) the Accumulated Value on the Valuation Date the Company receives proof of death, increased by any positive Market Value Adjustment; or



    (b) gross payments compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or


    (c) the highest Accumulated Value on any prior Contract anniversary, as increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.


II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will be equal to the greater of:



    (a) the Accumulated Value on the Valuation Date the Company receives proof of death, increased by any positive Market Value Adjustment; or



    (b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $75,000, the Company will deduct a $35 Contract fee from your Contract. (This fee may vary by state. See your Contract for more information.)


A deduction for state and local premium taxes, if any, may be made as described in "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Portfolios will incur certain management fees and expenses that are described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Portfolios which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For more specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Portfolio Expenses" under the SUMMARY OF FEES AND EXPENSES section.

Subject to state availability, optional benefit riders are currently available for an additional charge equal to an annual rate of 0.25% for a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period, 0.15% for a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period and 0.25% for an Enhanced Death Benefit Rider. This charge is deducted from the Contract's Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated. For more information, see "G. Death Benefit" and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT and see "C. Optional Benefit Rider Charges" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.



Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-P (the "Variable Account"). The Variable Accounts were authorized by votes of the Board of Directors of the Companies on October 27, 1994. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.



Separate Account VA-P is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other Underlying Portfolios which are not available to the Contracts described in this Prospectus.


THE UNDERLYING INVESTMENT COMPANIES


PIONEER VARIABLE CONTRACTS TRUST


Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment Portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each Portfolio. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers and has its principal place of business at 60 State Street, Boston, Massachusetts.



AIM VARIABLE INSURANCE FUNDS



AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company registered with the SEC under the 1940 Act., was organized as a Maryland corporation on January 22, 1993 and changed to a Delaware business trust on May 1, 2000. The investment adviser for the AIM V.I. Capital Appreciation Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.



DELAWARE GROUP PREMIUM FUND



Delaware Group Premium Fund ("DGPF"), previously a Maryland corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion (as of December 31, 1999) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Templeton Investment Counsel, Inc. is adviser to both Templeton Asset Strategy Fund and Templeton International Smaller Companies Fund. The investment adviser to the Franklin Small Cap Fund is Franklin Advisers, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST



Van Kampen Life Investment Trust ("Van Kampen") is a diversified, open-end management investment company registered with the SEC under the 1940 Act. Van Kampen Asset Management Inc. is the investment adviser for theVan Kampen LIT Emerging Growth Portfolio. The adviser is a wholly owned subsidiary of Van Kampen Investments Inc., a diversified asset management company. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING PORTFOLIOS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.



PIONEER VARIABLE CONTRACTS TRUST:



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER EUROPE VCT PORTFOLIO -- invests in European issuers for long-term growth of capital.



PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO -- invests primarily in non-U.S. equity securities for long-term growth of capital.



PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO -- invests for capital growth in common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.



PIONEER MID-CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of common stocks for capital appreciation. This portfolio formerly was known as the Capital Growth Portfolio.



PIONEER GROWTH SHARES VCT PORTFOLIO -- invests in equity securities for appreciation of capital.



PIONEER REAL ESTATE GROWTH VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.



PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. This portfolio formerly was known as the Growth and Income Portfolio.



PIONEER EQUITY-INCOME VCT PORTFOLIO -- invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.



PIONEER BALANCED VCT PORTFOLIO -- invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.



PIONEER SWISS FRANC BOND VCT PORTFOLIO -- invests to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return.



PIONEER STRATEGIC INCOME VCT PORTFOLIO -- invests in debt securities for a high level of current income.



PIONEER AMERICA INCOME VCT PORTFOLIO -- invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities.



PIONEER MONEY MARKET VCT PORTFOLIO -- invests for current income consistent with preserving capital and providing liquidity.



AIM VARIABLE INSURANCE FUNDS:



AIM V.I. CAPITAL APPRECIATION FUND -- seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks growth of capital by pursuing aggressive investment policies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration.



DELAWARE GROUP PREMIUM FUND:



DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.



DGPF SELECT GROWTH SERIES (SERVICE CLASS) -- seeks to provide long-term capital appreciation which the fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.



FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:



FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of small cap U.S. companies.



TEMPLETON ASSET STRATEGY FUND (CLASS 2) -- seeks a high level of total return. The fund invests in equity securities in any nation, debt securities of companies and governments of any nation, including emerging markets, and in money market instruments.



TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND (CLASS 2) -- seeks long-term capital appreciation. The fund invests primarily in the equity securities of smaller companies located outside the U.S., including emerging markets.



VAN KAMPEN LIFE INVESTMENT TRUST:



VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO -- seeks capital appreciation.


If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the

Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Pioneer C-Vision Contract was first offered to the public in January 1999. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Pioneer Money Market VCT Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Portfolio other than the Pioneer Money Market VCT Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Tables 1A and 2A of the SAI are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, a $35 annual Contract fee and Underlying Portfolio charges. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider charge or the optional Enhanced Death Benefit Rider charge which, if elected, would reduce performance.



The performance shown in Table 2A of the SAI is calculated in exactly the same manner as that in Table 1A; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.


For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment will be credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:



    - Currently, the initial payment must be at least $25,000.



    - Each subsequent payment must be at least $50.



    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts during the life of the Contract in addition to the Pioneer Money Market VCT Portfolio. There are no restrictions on the number of times the Fixed Account and the Guarantee Period Accounts may be used over the life of the Contract.



The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If the Owner elects telephone requests, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone transfer instructions are tape recorded.


From time to time where permitted by law, the Company may credit additional amounts to Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company may also credit amounts to Contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or Sub-Advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of
(a) gross payments or (b) any amounts allocated to the Fixed and Guaranteed Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the amount paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, an Owner may transfer amounts among investment options subject to the seventeen variable Sub-Account restriction noted in "A. Payments" above. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Pioneer Money Market VCT Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.



The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.

As indicated above, the Company also reserves the right to restrict transfer privileges when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of multiple Contract owners, if the execution of such transactions may disadvantage or potentially impair the Contract rights of other Contract owners. The Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract owner, or (2) the transfer or exchange instructions of individual Contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract owner at the same time.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Sub-Account investing in the Pioneer America Income VCT Portfolio (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which utilize the Fixed Account as the source account for the payment from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.



The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.


The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive an amount equal to the Surrender Value less any applicable tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

After the Annuity Date, only a Contract annuitized under a commutable period certain annuity option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment against the remaining value, as described under GUARANTEE PERIOD ACCOUNTS.



Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.



Each withdrawal must be in a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000, except in New York where no specific balance is required. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" under DESCRIPTION OF THE CONTRACT.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS. For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT


In the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary."



DEATH OF AN OWNER PRIOR TO THE ANNUITY DATE. Upon the death of an Owner (or an Annuitant if the Owner is a nonnatural person), a death benefit will be paid. The standard death benefit will be equal to the GREATER of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or (b) gross payments, decreased proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the following fraction:



                            Amount of the Withdrawal

                ------------------------------------------------


             Accumulated Value immediately prior to the withdrawal



OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner who is under age 89 may elect the optional Enhanced Death Benefit Rider. Under the Enhanced Death Benefit Rider:


I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will equal the GREATEST of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or


    (b) gross payments compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore (b) equals gross payments decreased proportionately to reflect withdrawals); or

    (c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.


A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, AFTER all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. Proportionate reductions are calculated in the same manner as described above for the standard death benefit. The (c) value is determined on each Contract anniversary. The highest of all of these adjusted
(a) values then becomes the (c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will equal the GREATER of:



    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or



    (b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



A separate charge for the Enhanced Death Benefit Rider, equal to 1/12th of an annual rate of 0.25%, is made against the Contract's Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.


PAYMENT OF THE DEATH BENEFIT. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or


    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.



If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Fund. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:
(1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Fund. The new Owner may make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Owner's 85th birthday, if the Owner's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Owner's 90th birthday, if the Owner's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Owner's 99th birthday. In no event will the maximum annuitization age exceed 99. If there are Joint Owners, the age of the younger will determine the Annuity Date. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.


To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment to the Owner, or the payee the Owner designates, equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option(s) selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Owner cannot make withdrawals or surrender the annuity benefit, except where the Owner has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If an Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Pioneer Mid-Cap Value VCT Portfolio, the Pioneer Equity-Income VCT Portfolio and the Pioneer America Income VCT Portfolio.


Currently, the Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable options may be selected in combination with any of the fixed options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity payout options when used in connection with certain qualified Contracts.

If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the contract and receive any remaining annuity benefit payments in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date. If there are Joint Owners on or after the Annuity Date, upon the first Owner death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date.

If the Owner selects an annuity payout option which provides for the continuation of payments after the death of an Annuitant, upon the death of an Annuitant on or after the Annuity Date, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the guaranteed number of payments have been made, the remaining annuity benefit payments will continue to be paid.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Owner to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant dies and (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each payment during the lifetime of the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment during the lifetime of the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during their joint lifetimes. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY -- This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


For all options except a death benefit annuity the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For a death benefit annuity, the annuity value is the amount of the death benefit.


The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the Company's guaranteed fixed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under the then current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.



M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



Subject to state availability, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available for a separate monthly charge. The M-GAP Rider guarantees a minimum amount of fixed lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.


    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Owner has reached his/her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Owner has reached his/her 82nd birthday.


EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."


    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.


    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.


    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.


    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

 CONTRACT       MINIMUM           MINIMUM
ANNIVERSARY    GUARANTEED       GUARANTEED
AT EXERCISE   BENEFIT BASE   ANNUAL INCOME(1)
-----------   ------------   ----------------
   10           $162,889          $12,153
   15           $207,892          $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")



Note: Adding the M-GAP Rider after the issue date and repurchasing the benefit will impact the Build with Interest and Growth Program offered under the GPA accounts since the M-GAP Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. See "Build With Interest and Growth Program" under GUARANTEE PERIOD ACCOUNTS.



N.  NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit at inception was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "Annuity Benefit Payments" in the SAI.

                             CHARGES AND DEDUCTIONS


Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.


A.  VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other individual) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company intends to recoup commissions and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company intends to recoup commissions and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under B. "Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs for the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with the Prospectus.


B.  CONTRACT FEE

A $35 Contract fee currently is deducted on the Contract anniversary and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. (This fee may vary by state. See your Contract for more information.) Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of any of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


C.  OPTIONAL BENEFIT RIDER CHARGES


Subject to state availability, the Company currently offers optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).



The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%
Enhanced Death Benefit Rider................................  0.25%



For a description of the Enhanced Death Benefit Rider, see "G. Death Benefit" and for a description of the M-GAP Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT above.


D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

The Company reserves the right to deduct the premium tax charge at the time payment into the Contract is received. In addition, if no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  TRANSFER CHARGE


The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. Under contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- THE MARKET VALUE ADJUSTMENT.



BUILD WITH INTEREST AND GROWTH PROGRAM. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, (including withdrawals made as part of a pro-rata deduction for charges under a Minimum Guaranteed Annuity Payout Rider purchased or repurchased after issue) in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


A.  GENERAL



THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.


The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


B.  QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.


ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisers and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Pioneer Money Market VCT Portfolio.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.


Shares of the Underlying Portfolios may be issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios may be also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies currently do not foresee any such disadvantages to either variable life owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.



The Company reserves the right, subject to compliance with applicable law, to:


    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor, and

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contracts also are offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 1.0% of payments, to broker-dealers which sell the Contract, plus ongoing annual compensation of up to 1.0% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-688-9915.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT v The following are examples of how the market value adjustment works:

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  (1+I)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                               =  (.98182) to the power of 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                               =  (1.0093) to the power of 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26


*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                               =  (.97297) to the power of 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Minimum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Minimum (-$10,993.51 or -$8,349.25)

                               =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.06)] to the power of 2555/365 - 1

                               =  (1.01887) to the power of 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                 YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------
SUB-ACCOUNT                                          1999       1998       1997       1996       1995
-----------                                        --------   --------   --------   --------   --------
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.046      1.000        N/A        N/A       N/A
  End of Period..................................    1.844      1.046        N/A        N/A       N/A
Number of Units Outstanding at End of Period
 (in thousands)..................................    5,051         27        N/A        N/A       N/A

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.058      1.000        N/A        N/A       N/A
  End of Period..................................    1.340      1.058        N/A        N/A       N/A
Number of Units Outstanding at End of Period
 (in thousands)..................................    9,436      1,432        N/A        N/A       N/A

PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.154      1.211      1.171      1.094     1.000
  End of Period..................................    1.643      1.154      1.211      1.171     1.094
Number of Units Outstanding at End of Period
 (in thousands)..................................   41,559     44,129     40,253     20,852     2,460

PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.530      1.615      1.314      1.158     1.000
  End of Period..................................    1.705      1.530      1.615      1.314     1.158
Number of Units Outstanding at End of Period
 (in thousands)..................................   64,824     67,868     61,925     36,746     7,981

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Values
  Beginning of Period............................    1.333      1.000        N/A        N/A       N/A
  End of Period..................................    1.420      1.333        N/A        N/A       N/A
Number of Units Outstanding at End of Period
 (in thousands)..................................  113,004     62,983        N/A        N/A       N/A

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.482      1.849      1.548      1.156     1.000
  End of Period..................................    1.400      1.482      1.849      1.548     1.156
Number of Units Outstanding at End of Period
 (in thousands)..................................   14,737     19,513     19,818      7,063       342

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.311      1.053      1.000        N/A       N/A
  End of Period..................................    1.495      1.311      1.053        N/A       N/A
Number of Units Outstanding at End of Period
 (in thousands)..................................  135,236     67,486      4,171        N/A       N/A

                                                                 YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------
SUB-ACCOUNT                                          1999       1998       1997       1996       1995
-----------                                        --------   --------   --------   --------   --------
PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    2.230      1.851      1.388      1.222     1.000
  End of Period..................................    2.219      2.230      1.851      1.388     1.222
Number of Units Outstanding at End of Period
 (in thousands)..................................  100,962     90,684     66,458     33,466     5,553

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.541      1.516      1.312      1.185     1.000
  End of Period..................................    1.558      1.541      1.516      1.312     1.185
Number of Units Outstanding at End of Period
 (in thousands)..................................   46,206     43,014     28,548     12,579     2,171

PIONEER SWISS FRANC BOND VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    0.873      0.808      0.881      1.001     1.000
  End of Period..................................    0.743      0.873      0.808      0.881     1.001
Number of Units Outstanding at End of Period
 (in thousands)..................................   57,026     46,404     26,864     14,677       886

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.000        N/A        N/A        N/A       N/A
  End of Period..................................    1.001        N/A        N/A        N/A       N/A
Number of Units Outstanding at End of Period
 (in thousands)..................................      737        N/A        N/A        N/A       N/A

PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.188      1.114      1.042      1.043     1.000
  End of Period..................................    1.142      1.188      1.114      1.042     1.043
Number of Units Outstanding at End of Period
 (in thousands)..................................   25,714     23,977     12,729      6,317     3,267

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period............................    1.132      1.097      1.063      1.031     1.000
  End of Period..................................    1.165      1.132      1.097      1.063     1.031
Number of Units Outstanding at End of Period
 (in thousands)..................................   31,725     18,693     12,330     10,655     3,210



No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                       YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                     1999       1998       1997       1996
-----------                                                   --------   --------   --------   --------
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.047      1.000        N/A        N/A
  End of Period.............................................   1.843      1.047        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      95          0        N/A        N/A

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.058      1.000        N/A        N/A
  End of Period.............................................   1.339      1.058        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      69          0        N/A        N/A

PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.029      1.080      1.044      1.000
  End of Period.............................................   1.466      1.029      1.080      1.044
Number of Units Outstanding at End of Period (in
 thousands).................................................     613        582        347         58

PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.201      1.268      1.031      1.000
  End of Period.............................................   1.339      1.201      1.268      1.031
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,052      1,069        615        166

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.333      1.000        N/A        N/A
  End of Period.............................................   1.420      1.333        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,594      1,216        N/A        N/A

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.150      1.435      1.201      1.000
  End of Period.............................................   1.086      1.150      1.435      1.201
Number of Units Outstanding at End of Period (in
 thousands).................................................      52         97         75         20

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.311      1.000        N/A        N/A
  End of Period.............................................   1.495      1.311        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,849      1,191        N/A        N/A

PIONEER EQUITY-INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.787      1.483      1.112      1.000
  End of Period.............................................   1.778      1.787      1.483      1.112
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,316      1,304        641        237

                                                                       YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                     1999       1998       1997       1996
-----------                                                   --------   --------   --------   --------
PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.254      1.233      1.068      1.000
  End of Period.............................................   1.267      1.254      1.233      1.068
Number of Units Outstanding at End of Period (in
 thousands).................................................     537        518        303        121

PIONEER SWISS FRANC BOND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.978      0.906      0.987      1.000
  End of Period.............................................   0.833      0.978      0.906      0.987
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,537        693        328         73

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.000        N/A        N/A        N/A
  End of Period.............................................   1.008        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       2        N/A        N/A        N/A

PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.175      1.102      1.030      1.000
  End of Period.............................................   1.130      1.175      1.102      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................     369        291        203        180

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.077      1.044      1.011      1.000
  End of Period.............................................   1.109      1.077      1.044      1.011
Number of Units Outstanding at End of Period (in
 thousands).................................................     346        306         98        309



No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PIONEER C-VISION PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.






                                DATED MAY 1, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.................................................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
   COMPANY......................................................................................3

SERVICES........................................................................................3

UNDERWRITERS....................................................................................3

ANNUITY BENEFIT PAYMENTS........................................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.....................................6

PERFORMANCE INFORMATION.........................................................................6

FINANCIAL STATEMENTS..........................................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-P (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on October 27, 1994. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.


Twenty-four Sub-Accounts of the Variable Account are available under the Pioneer C-Vision contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Fifteen investment portfolios of Pioneer are available under the Contract: the Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Growth Shares VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Swiss Franc Bond VCT Portfolio, Pioneer High Yield VCT

Portfolio, Pioneer Strategic Income VCT Portfolio, Pioneer America Income VCT Portfolio and the Pioneer Money Market VCT Portfolio. One portfolio of AVIF is available under the Contract: the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the Templeton Asset Strategy Fund, the Templeton International Smaller Companies Fund and the Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-P of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street,

Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable laws to sell variable annuity policies.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 0.40% is paid to Pioneer Funds Distributor, Inc. for administrative and support services with respect to the distribution of the Contract; however, Pioneer Funds Distributor, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $13,351,543, $22,012,309 and $19,364,529.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the contracts is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)   Accumulation Unit Value -- Previous Valuation Period................................$ 1.135000

(2)   Value of Assets -- Beginning of Valuation Period....................................$5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital Losses...........................$1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period (3) divided by  (2)...........0.000335

(5)   Annual Charge (one-day equivalent of 1.40% per annum).................................0.000039


                                       4


(6)   Net Investment Rate (4) - (5).........................................................0.000296

(7)   Net Investment Factor 1.000000 + (6)..................................................1.000296

(8)   Accumulation Unit Value - Current Period (1) x (7)...................................$ 1.13533

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.


Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was 1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM


To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:


     -   must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -   will receive the enhanced rate while they remain in the Fixed Account.


Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:


     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract. Total return data, however, may be advertised based on the period of time that the underlying Sub-Accounts and the Underlying Portfolios have been in existence. The results for any period prior to the

Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


     P(1 + T) to the power of (n)  =   ERV

                         Where: P  =   a hypothetical initial payment to the
                                       Variable Account of $1,000

                                T  =   average annual total return

                                n  =   number of years

                              ERV  =   the ending redeemable value of the $1,000
                                       payment at the end of the specified
                                       period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

                               PERFORMANCE TABLES

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT

                                                                              FOR YEAR          SINCE
                                                          SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO           INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------           --------------        --------       -----------
Pioneer Emerging Markets VCT Portfolio..............       10/30/98            75.95%          68.21%
Pioneer Europe VCT Portfolio........................       10/30/98            26.39%          27.86%
Pioneer International Growth VCT Portfolio..........        3/29/95            42.07%          10.74%
Pioneer Science & Technology VCT Portfolio..........          N/A              N/A             N/A
Pioneer Mid-Cap Value VCT Portfolio.................        3/2/95             11.18%          11.45%
Pioneer Growth Shares VCT Portfolio.................       10/31/97             6.24%          17.20%
Pioneer Real Estate Growth VCT Portfolio............        3/7/95             -5.81%           7.01%
Pioneer Fund VCT Portfolio..........................       10/31/97            13.76%          20.03%
Pioneer Equity-Income VCT Portfolio.................        3/5/95             -0.78%          17.76%
Pioneer Balanced VCT Portfolio......................        4/9/95              0.80%           9.59%
Pioneer Swiss Franc Bond VCT Portfolio..............       11/5/95            -15.10%          -7.29%
Pioneer High Yield VCT Portfolio....................          N/A              N/A             N/A
Pioneer Strategic Income VCT Portfolio..............        7/29/99            N/A             -0.18%
Pioneer America Income VCT Portfolio................        5/7/95             -4.13%           2.60%
Pioneer Money Market VCT Portfolio..................        3/5/95              2.66%           2.93%
AIM V.I. Capital Appreciation Fund..................          N/A              N/A             N/A
Alliance Premier Growth Portfolio...................          N/A              N/A             N/A
Alliance Technology Portfolio.......................          N/A              N/A             N/A
DGPF Growth Opportunities Series....................          N/A              N/A             N/A
DGPF Select Growth Series...........................          N/A              N/A             N/A
Franklin Small Cap Fund.............................          N/A              N/A             N/A
Templeton Asset Strategy Fund.......................          N/A              N/A             N/A
Templeton International Smaller Companies Fund......          N/A              N/A             N/A
Van Kampen LIT Emerging Growth Portfolio............          N/A              N/A             N/A

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                     SINCE INCEPTION OF UNDERLYING PORTFOLIO

                                                                                                             10 YEARS OR SINCE
                                                                              FOR YEAR                          INCEPTION OF
                                                     UNDERLYING PORTFOLIO      ENDED                             UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO           INCEPTION DATE        12/31/99         5 YEARS       PORTFOLIO IF LESS
---------------------------------------------           --------------        --------         -------       -----------------
Pioneer Emerging Markets VCT Portfolio.............        10/30/98             75.95%           N/A                68.21%
Pioneer Europe VCT Portfolio.......................        10/30/98             26.39%           N/A                27.86%
Pioneer International Growth VCT Portfolio.........         3/1/95              42.07%           N/A                10.51%
Pioneer Science & Technology VCT Portfolio.........          N/A                N/A              N/A                N/A
Pioneer Mid-Cap Value VCT Portfolio................         3/1/95              11.18%           N/A                11.44%
Pioneer Growth Shares VCT Portfolio................        10/31/97              6.24%           N/A                17.20%
Pioneer Real Estate Growth VCT Portfolio...........         3/1/95              -5.81%           N/A                 6.98%
Pioneer Fund VCT Portfolio.........................        10/31/97             13.76%           N/A                20.03%
Pioneer Equity-Income VCT Portfolio................         3/1/95              -0.78%           N/A                17.71%
Pioneer Balanced VCT Portfolio.....................         3/1/95               0.80%           N/A                10.17%
Pioneer Swiss Franc Bond VCT Portfolio.............        11/1/95             -15.10%           N/A                -7.28%
Pioneer High Yield VCT Portfolio...................          N/A                N/A              N/A                N/A
Pioneer  Strategic Income VCT Portfolio............        7/29/99              N/A              N/A                -0.18%
Pioneer America Income VCT Portfolio...............         3/1/95              -4.13%           N/A                 2.53%
Pioneer Money Market VCT Portfolio.................         3/1/95               2.66%           N/A                 2.93%
AIM V.I. Capital Appreciation Fund.................         5/5/93              42.50%           23.80%             20.48%
Alliance Premier Growth Portfolio..................        6/26/92              30.45%           34.11%             24.42%
Alliance Technology Portfolio......................        1/11/96              73.23%           N/A                33.96%
DGPF Growth Opportunities Series...................        7/12/91              60.63%           25.15%             16.16%
DGPF Select Growth Series..........................         5/3/99              N/A              N/A                40.86%
Franklin Small Cap Fund*...........................        11/1/95              93.66%           N/A                27.80%
Templeton Asset Strategy Fund*.....................        8/31/88              20.82%           15.13%             11.19%
Templeton International Smaller Companies Fund*....         5/1/96              21.77%           N/A                 3.26%
Van Kampen LIT Emerging Growth Portfolio...........         7/3/95             101.50%           N/A                38.34%


* These are hypothetical performance figures for Class 2 shares. The figures are based upon the historical performance of the Class 1 shares increased by 0.25% to reflect the effect of the 12b-1 fee on Class 2 shares performance.

YIELD AND EFFECTIVE YIELD -- THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:


                  Yield                               3.80%
                  Effective Yield                     3.89%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

  Effective Yield = [(base period return + 1) to the power of (365/7)] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-P.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Fund, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                          INTERNATIONAL                         REAL ESTATE
                                                                             GROWTH         CAPITAL GROWTH         GROWTH
                                                                         ----------------  -----------------  ----------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust. . . . .       $    68,298,818   $    110,554,334   $    20,635,551
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . .                   107                  -                 -
                                                                         ----------------  -----------------  ----------------
    Total  assets  . . . . . . . . . . . . . . . . . . . . . . . .            68,298,925        110,554,334        20,635,551

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .                     -                358               174
                                                                         ----------------  -----------------  ----------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .       $    68,298,925   $    110,553,976   $    20,635,377
                                                                         ================  =================  ================
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . .       $    68,298,925   $    110,553,976   $    20,635,377
                                                                         ================  =================  ================

Units outstanding, December 31, 1999   . . . . . . . . . . . . . .            41,558,742         64,824,275        14,737,291
Net asset value per unit, December 31, 1999  . . . . . . . . . . .       $      1.643431   $       1.705441   $      1.400215


                                                                                                        AMERICA         MONEY
                                                                     EQUITY-INCOME      BALANCED        INCOME          MARKET
                                                                     ---------------   -------------  -------------  --------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust. . . . .   $  224,084,030    $ 71,968,967   $ 29,368,897   $  36,961,706
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . .                -               -              -               -
                                                                     ---------------   -------------  -------------  --------------
    Total  assets  . . . . . . . . . . . . . . . . . . . . . . . .      224,084,030      71,968,967     29,368,897      36,961,706

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .           25,363               -            205               -
                                                                     ---------------   -------------  -------------  --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .   $  224,058,667    $ 71,968,967   $ 29,368,692   $  36,961,706
                                                                     ===============   =============  =============  ==============
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . .   $  224,058,667    $ 71,968,967   $ 29,368,692   $  36,961,706
                                                                     ===============   =============  =============  ==============

Units outstanding, December 31, 1999   . . . . . . . . . . . . . .      100,962,073      46,205,661     25,713,876      31,725,343
Net asset value per unit, December 31, 1999  . . . . . . . . . . .   $     2.219236    $   1.557579   $   1.142134   $    1.165053

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                               DECEMBER 31, 1999

                                                                      SWISS FRANC       GROWTH          GROWTH
                                                                         BOND           SHARES        AND INCOME
                                                                      -------------  --------------  --------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust. . . . .    $ 42,396,897   $ 160,456,200   $ 202,191,728
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . .               -               -               -
                                                                      -------------  --------------  --------------
    Total  assets  . . . . . . . . . . . . . . . . . . . . . . . .      42,396,897     160,456,200     202,191,728

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .               -               -               -
                                                                      -------------  --------------  --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .     $42,396,897   $ 160,456,200   $ 202,191,728
                                                                      =============  ==============  ==============
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . .     $42,396,897   $ 160,456,200   $ 202,191,728
                                                                      =============  ==============  ==============

Units outstanding, December 31, 1999   . . . . . . . . . . . . . .      57,026,083     113,004,486     135,236,439
Net asset value per unit, December 31, 1999  . . . . . . . . . . .      $ 0.743465      $ 1.419910      $ 1.495098


                                                                            EMERGING                          STRATEGIC
                                                                            MARKETS           EUROPE            INCOME
                                                                         ---------------  ----------------   --------------
ASSETS:
Investments in shares of Pioneer Variable Contracts Trust. . . . .          $ 9,316,729      $12,641,370         $ 737,637
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)  . . . . . . . . . . . . . . . . . . .                    -                -                 -
                                                                         ---------------  ----------------   --------------
    Total  assets  . . . . . . . . . . . . . . . . . . . . . . . .            9,316,729       12,641,370           737,637

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . .                    -                -                 -
                                                                         ---------------  ----------------   --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .          $ 9,316,729      $12,641,370         $ 737,637
                                                                         ===============  ================   ==============
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . .          $ 9,316,729      $12,641,370         $ 737,637
                                                                         ===============  ================   ==============

Units outstanding, December 31, 1999   . . . . . . . . . . . . . .            5,051,347        9,436,365           736,829
Net asset value per unit, December 31, 1999  . . . . . . . . . . .           $ 1.844405       $ 1.339644        $ 1.001096

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       INTERNATIONAL                         REAL ESTATE
                                                                          GROWTH         CAPITAL GROWTH         GROWTH
                                                                      ----------------   ----------------   ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    645,027       $    890,623      $  1,247,741
                                                                      ----------------   ----------------   ---------------
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . .          659,210          1,325,598           302,074
  Administrative expense charges   . . . . . . . . . . . . . . . . .           79,105            159,072            36,249
                                                                      ----------------   ----------------   ---------------
    Total expenses   . . . . . . . . . . . . . . . . . . . . . . . .          738,315          1,484,670           338,323
                                                                      ----------------   ----------------   ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .          (93,288)          (594,047)          909,418
                                                                      ----------------   ----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor . . . . . . . .                -                  -           227,534
  Net realized gain (loss) from sales of investments . . . . . . . .         (771,260)         1,144,031        (1,317,659)
                                                                      ----------------   ----------------   ---------------
    Net realized gain (loss)   . . . . . . . . . . . . . . . . . . .         (771,260)         1,144,031        (1,090,125)
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . .       20,958,734         10,392,677        (1,135,311)
                                                                      ----------------   ----------------   ---------------

    Net realized and unrealized  gain (loss)   . . . . . . . . . . .       20,187,474         11,536,708        (2,225,436)
                                                                      ----------------   ----------------   ---------------
    Net increase (decrease) in net assets from operations  . . . . .     $ 20,094,186       $ 10,942,661      $ (1,316,018)
                                                                      ================   ================   ===============

                                                                                                         AMERICA         MONEY
                                                                       EQUITY-INCOME     BALANCED        INCOME         MARKET
                                                                      ----------------  -------------  -------------   ------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 4,307,100    $ 2,530,066   $  1,685,261    $ 1,221,865
                                                                      ----------------  -------------  -------------   ------------
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . .        2,796,501        885,061        373,173        352,317
  Administrative expense charges   . . . . . . . . . . . . . . . . .          335,580        106,207         44,781         42,278
                                                                      ----------------  -------------  -------------   ------------
    Total expenses   . . . . . . . . . . . . . . . . . . . . . . . .        3,132,081        991,268        417,954        394,595
                                                                      ----------------  -------------  -------------   ------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .        1,175,019      1,538,798      1,267,307        827,270
                                                                      ----------------  -------------  -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor . . . . . . . .        6,028,643              -         26,155              -
  Net realized gain (loss) from sales of investments . . . . . . . .        2,759,416         31,535       (231,530)             -
                                                                      ----------------  -------------  -------------   ------------
    Net realized gain (loss)   . . . . . . . . . . . . . . . . . . .        8,788,059         31,535       (205,375)             -
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . .      (11,312,662)      (838,780)    (2,223,686)             -
                                                                      ----------------  -------------  -------------   ------------

    Net realized and unrealized  gain (loss)   . . . . . . . . . . .       (2,524,603)      (807,245)    (2,429,061)             -
                                                                      ----------------  -------------  -------------   ------------
    Net increase (decrease) in net assets from operations  . . . . .     $ (1,349,584)     $ 731,553   $ (1,161,754)     $ 827,270
                                                                      ================  =============  =============   ============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                         SWISS FRANC         GROWTH           GROWTH
                                                                            BOND             SHARES         AND INCOME
                                                                        --------------   ---------------  ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    274,316       $    31,996     $  1,254,741
                                                                        --------------   ---------------  ---------------
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . .          523,796         1,679,953        1,837,420
  Administrative expense charges   . . . . . . . . . . . . . . . . .           62,856           201,595          220,491
                                                                        --------------   ---------------  ---------------
    Total expenses   . . . . . . . . . . . . . . . . . . . . . . . .          586,652         1,881,548        2,057,911
                                                                        --------------   ---------------  ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .         (312,336)       (1,849,552)        (803,170)
                                                                        --------------   ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor . . . . . . . .                -           193,309          164,505
  Net realized gain (loss) from sales of investments . . . . . . . .         (693,149)        1,362,353          834,739
                                                                        --------------   ---------------  ---------------
    Net realized gain (loss)   . . . . . . . . . . . . . . . . . . .         (693,149)        1,555,662          999,244
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . .       (5,838,684)        6,319,537       19,864,608
                                                                        --------------   ---------------  ---------------

    Net realized and unrealized  gain (loss)   . . . . . . . . . . .       (6,531,833)        7,875,199       20,863,852
                                                                        --------------   ---------------  ---------------
    Net increase (decrease) in net assets from operations  . . . . .     $ (6,844,169)      $ 6,025,647     $ 20,060,682
                                                                        ==============   ===============  ===============



                                                                           EMERGING                                  STRATEGIC
                                                                            MARKETS              EUROPE               INCOME*
                                                                      --------------------  -------------------  ------------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $         -          $         -            $ 14,023
                                                                      --------------------  -------------------  ------------------
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . .               28,106               88,970               2,280
  Administrative expense charges   . . . . . . . . . . . . . . . . .                3,372               10,676                 273
                                                                      --------------------  -------------------  ------------------
    Total expenses   . . . . . . . . . . . . . . . . . . . . . . . .               31,478               99,646               2,553
                                                                      --------------------  -------------------  ------------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . .              (31,478)             (99,646)             11,470
                                                                      --------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor . . . . . . . .                    -                4,478                   -
  Net realized gain (loss) from sales of investments . . . . . . . .               (5,082)             183,752                 (94)
                                                                      --------------------  -------------------  ------------------
    Net realized gain (loss)   . . . . . . . . . . . . . . . . . . .               (5,082)             188,230                 (94)
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . .            2,282,269            2,597,623              (9,006)
                                                                      --------------------  -------------------  ------------------

    Net realized and unrealized  gain (loss)   . . . . . . . . . . .            2,277,187            2,785,853              (9,100)
                                                                      --------------------  -------------------  ------------------
    Net increase (decrease) in net assets from operations  . . . . .          $ 2,245,709          $ 2,686,207            $  2,370
                                                                      ====================  ===================  ==================

*  For the period 7/29/99 (date of initial investment) to 12/31/99


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           INTERNATIONAL GROWTH              CAPITAL GROWTH
                                                                               YEAR ENDED                     YEAR ENDED
                                                                               DECEMBER 31,                   DECEMBER 31,
                                                                    ------------------------------  -------------------------------
                                                                       1999             1998             1999             1998
                                                                    --------------  --------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss). . . . . . . . . . . . . . . . . . .  $    (93,288)   $    147,716    $    (594,047)  $    (834,338)
  Net realized gain (loss). . . . . . . . . . . . . . . . . . . . .      (771,260)      3,224,149        1,144,031       7,380,388
  Net unrealized gain (loss). . . . . . . . . . . . . . . . . . . .    20,958,734      (6,753,777)      10,392,677     (14,125,218)
                                                                    --------------  --------------  ---------------  --------------
  Net increase (decrease)  in net assets from operations  . . . . .    20,094,186      (3,381,912)      10,942,661      (7,579,168)
                                                                    --------------  --------------  ---------------  --------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . . .     5,133,508      14,158,430       11,356,815      28,868,464
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . .    (4,668,748)     (2,628,552)      (8,704,884)     (5,147,413)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . . .    (1,201,647)     (1,094,248)      (2,355,992)     (1,963,829)
  Contract charges. . . . . . . . . . . . . . . . . . . . . . . . .       (15,211)        (14,893)         (36,692)        (35,939)
  Transfers between sub-accounts (including fixed account), net . .    (4,162,803)     (7,504,480)     (10,326,408)    (13,498,935)
  Other transfers from (to) the General Account . . . . . . . . . .     2,177,886       2,667,815        5,841,966       3,163,977
  Net increase (decrease)  in investment by Sponsor . . . . . . . .             -               -                -               -
                                                                    --------------  --------------  ---------------  --------------
  Net increase (decrease) in net assets from contract transactions.    (2,737,015)      5,584,072       (4,225,195)     11,386,325
                                                                    --------------  --------------  ---------------  --------------

  Net increase (decrease) in net assets . . . . . . . . . . . . . .    17,357,171       2,202,160        6,717,466       3,807,157

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . .    50,941,754      48,739,594      103,836,510     100,029,353
                                                                    --------------  --------------  ---------------  --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 68,298,925    $ 50,941,754    $ 110,553,976   $ 103,836,510
                                                                    ==============  ==============  ===============  ==============

                                                                            REAL ESTATE GROWTH                EQUITY-INCOME
                                                                               YEAR ENDED                      YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                     ------------------------------  ------------------------------
                                                                          1999           1998           1999            1998
                                                                     ---------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . .   $    909,418   $    949,925   $   1,175,019   $   1,025,355
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . .     (1,090,125)        67,359       8,788,059       4,160,139
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . .     (1,135,311)    (8,587,258)    (11,312,662)     25,063,875
                                                                     ---------------  -------------  --------------  --------------
  Net increase (decrease)  in net assets from operations . . . . . .     (1,316,018)    (7,569,974)     (1,349,584)     30,249,369
                                                                     ---------------  -------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . . . . . . .      1,510,962     10,831,104      31,702,046      60,162,656
  Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,935,661)    (1,704,782)    (15,220,511)     (8,654,709)
  Contract benefits. . . . . . . . . . . . . . . . . . . . . . . . .       (540,056)      (626,301)     (5,321,367)     (2,632,631)
  Contract charges . . . . . . . . . . . . . . . . . . . . . . . . .         (9,039)       (11,572)        (55,161)        (36,737)
  Transfers between sub-accounts (including fixed account), net. . .     (7,212,351)   (10,096,809)    (11,745,624)     (7,553,064)
  Other transfers from (to) the General Account. . . . . . . . . . .      1,220,751      1,443,199      23,822,544       7,663,539
  Net increase (decrease)  in investment by Sponsor. . . . . . . . .              -              -               -               -
                                                                     ---------------  -------------  --------------  --------------
  Net increase (decrease) in net assets from contract transactions .     (6,965,394)      (165,161)     23,181,927      48,949,054
                                                                     ---------------  -------------  --------------  --------------

  Net increase (decrease) in net assets  . . . . . . . . . . . . . .     (8,281,412)    (7,735,135)     21,832,343      79,198,423

NET ASSETS:
  Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . .     28,916,789     36,651,924     202,226,324     123,027,901
                                                                     ---------------  -------------  --------------  --------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 20,635,377   $ 28,916,789   $ 224,058,667   $ 202,226,324
                                                                     ===============  =============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                              BALANCED                        AMERICA INCOME
                                                                             YEAR ENDED                         YEAR ENDED
                                                                             DECEMBER 31,                      DECEMBER 31,
                                                                      ------------------------------ -------------------------------
                                                                          1999            1998            1999            1998
                                                                      --------------   ------------- ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . . .  $  1,538,798     $   847,039     $  1,267,307   $    846,891
  Net realized gain (loss)  . . . . . . . . . . . . . . . . . . . . .        31,535       2,177,136         (205,375)       190,301
  Net unrealized gain (loss)  . . . . . . . . . . . . . . . . . . . .      (838,780)     (2,677,717)      (2,223,686)       256,340
                                                                      --------------   ------------- ----------------  -------------
  Net increase (decrease)  in net assets from operations  . . . . . .       731,553         346,458       (1,161,754)     1,293,532
                                                                      --------------   ------------- ----------------  -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .     8,338,267      22,891,314        5,253,558     11,413,228
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,283,328)     (3,418,373)      (3,768,287)    (1,145,240)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . . . .    (1,582,663)     (1,265,525)      (1,321,815)      (455,477)
  Contract charges  . . . . . . . . . . . . . . . . . . . . . . . . .       (17,103)        (12,519)          (6,107)        (4,024)
  Transfers between sub-accounts (including fixed account), net . . .    (7,983,186)       (725,182)      (5,867,244)     1,236,333
  Other transfers from (to) the General Account . . . . . . . . . . .    11,493,482       5,174,087        7,761,310      1,959,234
  Net increase (decrease)  in investment by Sponsor . . . . . . . . .             -               -                -               -
                                                                      --------------   ------------- ----------------  -------------
  Net increase (decrease) in net assets from contract transactions  .     4,965,469      22,643,802        2,051,415     13,004,054
                                                                      --------------   ------------- ----------------  -------------

  Net increase (decrease) in net assets . . . . . . . . . . . . . . .     5,697,022      22,990,260          889,661     14,297,586

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .    66,271,945      43,281,685       28,479,031     14,181,445
                                                                      --------------   ------------- ----------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 71,968,967     $66,271,945     $ 29,368,692   $ 28,479,031
                                                                      ==============   ============= ================  =============

                                                                             MONEY MARKET                   SWISS FRANC BOND
                                                                             YEAR ENDED                       YEAR ENDED
                                                                             DECEMBER 31,                     DECEMBER 31,
                                                                     ------------------------------  ------------------------------
                                                                         1999            1998            1999            1998
                                                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)  . . . . . . . . . . . . . . . . .  .  $    827,270    $    589,190    $   (312,336)   $    843,582
  Net realized gain (loss)  . . . . . . . . . . . . . . . . . . .  .             -               -        (693,149)       (220,224)
  Net unrealized gain (loss)  . . . . . . . . . . . . . . . . . .  .             -               -      (5,838,684)      1,598,302
                                                                     --------------  --------------  --------------  --------------
  Net increase (decrease)  in net assets from operations  . . . .  .       827,270         589,190      (6,844,169)      2,221,660
                                                                     --------------  --------------  --------------  --------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . .  .     9,851,766      14,431,511      16,664,976      18,557,008
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . .  .    (6,815,328)     (2,913,201)     (2,182,169)     (1,770,781)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . .  .    (2,652,980)     (4,360,697)       (440,078)       (103,607)
  Contract charges  . . . . . . . . . . . . . . . . . . . . . . .  .        (4,896)         (2,801)        (20,454)        (14,136)
  Transfers between sub-accounts (including fixed account), net .  .    13,763,643        (457,911)     (5,244,408)        (58,126)
  Other transfers from (to) the General Account . . . . . . . . .  .       837,727         347,685         (31,526)        (50,370)
  Net increase (decrease)  in investment by Sponsor . . . . . . .  .             -               -               -               -
                                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets from contract transactions .    14,979,932       7,044,586       8,746,341      16,559,988
                                                                     --------------  --------------  --------------  --------------

  Net increase (decrease) in net assets . . . . . . . . . . . . .  .    15,807,202       7,633,776       1,902,172      18,781,648

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . .  .    21,154,504      13,520,728      40,494,725      21,713,077
                                                                     --------------  --------------  --------------  --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . .  .  $ 36,961,706    $ 21,154,504    $ 42,396,897    $ 40,494,725
                                                                     ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-P

                                                                               GROWTH SHARES                  GROWTH AND INCOME
                                                                                YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                     DECEMBER 31,
                                                                       -----------------------------  -----------------------------
                                                                          1999            1998           1999            1998
                                                                       --------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . . .  $  (1,849,552)  $  (506,914)   $    (803,170)  $   (161,639)
  Net realized gain (loss)  . . . . . . . . . . . . . . . . . . . . .      1,555,662        238,266         999,244         22,080
  Net unrealized gain (loss)  . . . . . . . . . . . . . . . . . . . .      6,319,537     10,024,760      19,864,608      9,964,412
                                                                       --------------  -------------  --------------  -------------
  Net increase (decrease)  in net assets from operations  . . . . . .      6,025,647      9,756,112      20,060,682      9,824,853
                                                                       --------------  -------------  --------------  -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .     45,393,510     44,999,387      58,509,444     50,526,354
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (8,707,610)    (1,799,050)     (8,809,772)    (1,698,478)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . . . .     (2,195,426)      (381,119)     (3,399,385)      (792,533)
  Contract charges  . . . . . . . . . . . . . . . . . . . . . . . . .        (37,529)        (5,172)        (35,615)        (3,925)
  Transfers between sub-accounts (including fixed account), net . . .     12,015,875     19,769,727      17,839,851     18,157,625
  Other transfers from (to) the General Account . . . . . . . . . . .     24,010,625      7,066,690      29,563,277      8,058,833
  Net increase (decrease)  in investment by Sponsor . . . . . . . . .              -              -               -              -
                                                                       --------------  -------------  --------------  -------------
  Net increase (decrease) in net assets from contract transactions  .     70,479,445     69,650,463      93,667,800     74,247,876
                                                                       --------------  -------------  --------------  -------------

  Net increase (decrease) in net assets . . . . . . . . . . . . . . .     76,505,092     79,406,575     113,728,482     84,072,729

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .     83,951,108      4,544,533      88,463,246      4,390,517
                                                                       --------------  -------------  --------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 160,456,200   $ 83,951,108   $ 202,191,728   $ 88,463,246
                                                                       ==============  =============  ==============  =============

                                                                              EMERGING MARKETS                    EUROPE
                                                                        YEAR ENDED        PERIOD        YEAR ENDED        PERIOD
                                                                       DECEMBER 31,   FROM 10/30/98*   DECEMBER 31,   FROM 10/30/98*
                                                                          1999         TO 12/31/98        1999        TO 12/31/98
                                                                      --------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)  . . . . . . . . . . . . . . . . . . .    $   (31,478)      $    (16)   $    (99,646)    $    (1,620)
  Net realized gain (loss)  . . . . . . . . . . . . . . . . . . . . .         (5,082)            17         188,230               -
  Net unrealized gain (loss)  . . . . . . . . . . . . . . . . . . . .      2,282,269            880       2,597,623          64,935
                                                                      --------------- -------------- --------------- ---------------
  Net increase (decrease)  in net assets from operations  . . . . . .      2,245,709            881       2,686,207          63,315
                                                                      --------------- -------------- --------------- ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .      2,274,749         21,239       3,506,643         425,441
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (178,825)             -        (836,971)         (2,117)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . . . .        (31,148)             -         (17,861)              -
  Contract charges  . . . . . . . . . . . . . . . . . . . . . . . . .           (558)             -          (1,262)             (5)
  Transfers between sub-accounts (including fixed account), net . . .      4,449,367          1,053       3,186,470         756,143
  Other transfers from (to) the General Account . . . . . . . . . . .        529,607          4,663       2,604,148         271,220
  Net increase (decrease)  in investment by Sponsor . . . . . . . . .            (28)            20             (21)             20
                                                                      --------------- -------------- --------------- ---------------
  Net increase (decrease) in net assets from contract transactions  .      7,043,164         26,975       8,441,146       1,450,702
                                                                      --------------- -------------- --------------- ---------------

  Net increase (decrease) in net assets . . . . . . . . . . . . . . .      9,288,873         27,856      11,127,353       1,514,017

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .         27,856              -       1,514,017               -
                                                                      --------------- -------------- --------------- ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 9,316,729       $ 27,856    $ 12,641,370     $ 1,514,017
                                                                      =============== ============== =============== ===============

                                                                           STRATEGIC INCOME
                                                                               PERIOD
                                                                            FROM 7/29/99*
                                                                            TO 12/31/99
                                                                         -----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss). . . . . . . . . . . . . . . . . . . .           $  11,470
  Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . .                 (94)
  Net unrealized gain (loss). . . . . . . . . . . . . . . . . . . . .              (9,006)
                                                                         -----------------
  Net increase (decrease)  in net assets from operations. . . . . . .               2,370
                                                                         -----------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . . . . . . .             255,245
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (14,392)
  Contract benefits . . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Contract charges  . . . . . . . . . . . . . . . . . . . . . . . . .                  (9)
  Transfers between sub-accounts (including fixed account), net . . .             344,136
  Other transfers from (to) the General Account . . . . . . . . . . .             150,292
  Net increase (decrease)  in investment by Sponsor . . . . . . . . .                  (5)
                                                                         -----------------
  Net increase (decrease) in net assets from contract transactions  .             735,267
                                                                         -----------------

  Net increase (decrease) in net assets . . . . . . . . . . . . . . .             737,637

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .                   -
                                                                         -----------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 737,637
                                                                         =================

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  ORGANIZATION

     Separate Account VA-P, which funds the Pioneer Vision variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on October 27, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-P are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-P cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-P is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-P currently offers thirteen Sub-Accounts under the contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Pioneer Variable Contracts Trust (the Fund). Each portfolio is managed by Pioneer Investment Management, Inc.. The Fund is an open-end, management investment company registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Fund. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Fund at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account VA-P. Therefore, no provision for income taxes has been charged against Separate Account VA-P.

                              SEPARATE ACCOUNT VA-P

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Fund at December 31, 1999 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                      -------------------------------------------------------------
                                                                                                        NET ASSET
                                                           NUMBER OF              AGGREGATE              VALUE
         INVESTMENT PORTFOLIO                               SHARES                  COST                PER SHARE
         --------------------                         -------------------    -------------------    ---------------
International Growth . . . . . . . . . . . . . .            4,440,755          $    53,972,341      $   15.380
Capital Growth . . . . . . . . . . . . . . . . .            6,799,160               99,056,667          16.260
Real Estate Growth . . . . . . . . . . . . . . .            1,759,211               25,189,190          11.730
Equity-Income. . . . . . . . . . . . . . . . . .           10,814,866              185,493,081          20.720
Balanced . . . . . . . . . . . . . . . . . . . .            5,029,278               71,724,663          14.310
America Income . . . . . . . . . . . . . . . . .            3,101,256               31,074,125           9.470
Money Market . . . . . . . . . . . . . . . . . .           36,961,706               36,961,706           1.000
Swiss Franc Bond . . . . . . . . . . . . . . . .            3,735,409               48,008,606          11.350
Growth Shares. . . . . . . . . . . . . . . . . .            7,320,082              144,092,526          21.920
Growth and Income. . . . . . . . . . . . . . . .            8,907,125              172,294,883          22.700
Emerging Markets . . . . . . . . . . . . . . . .              496,892                7,033,580          18.750
Europe . . . . . . . . . . . . . . . . . . . . .              928,830                9,978,812          13.610
Strategic Income . . . . . . . . . . . . . . . .               75,655                  746,643           9.750

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is less than $50,000 on contracts issued on Form A3025-96 (Pioneer Vision 2), $50,000 or less on contracts issued on Form A3023-95 (Pioneer Vision) and less than $75,000 on contracts issued on Form A3028-99 (Pioneer XtraVision) and Form A3027-98 (Pioneer C-Vision). The fee is currently waived for Pioneer Vision, Pioneer Vision 2 and Pioneer XtraVision contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-P, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The Pioneer Vision 2 and Pioneer Vision contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

      Transactions from contractowners and sponsor were as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                      1999                            1998
                                        ------------------------------    -------------------------------
                                             UNITS          AMOUNT            UNITS             AMOUNT
                                        --------------   -------------    -------------    --------------
International Growth
  Issuance of Units . . . . . . . .        15,703,043    $  19,470,293       23,995,205    $  29,142,665
  Redemption of Units . . . . . . .       (18,272,831)     (22,207,308)     (20,119,321)     (23,558,593)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        (2,569,788)   $  (2,737,015)       3,875,884    $   5,584,072
                                        =============    =============    =============    =============

Capital Growth
  Issuance of Units . . . . . . . .        21,083,689    $  34,186,741       27,714,477    $  45,826,266
  Redemption of Units . . . . . . .       (24,126,991)     (38,411,936)     (21,772,156)     (34,439,941)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        (3,043,302)   $  (4,225,195)       5,942,321    $  11,386,325
                                        =============    =============    =============    =============

Real Estate Growth
  Issuance of Units . . . . . . . .         4,431,978    $   6,041,885       10,801,396    $  18,178,492
  Redemption of Units . . . . . . .        (9,207,361)     (13,007,279)     (11,106,808)     (18,343,653)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        (4,775,383)   $  (6,965,394)        (305,412)   $    (165,161)
                                        =============    =============    =============    =============

Equity-Income
  Issuance of Units . . . . . . . .        32,186,033    $  71,460,618       44,267,991    $  88,989,860
  Redemption of Units . . . . . . .       (21,907,718)     (48,278,691)     (20,036,088)     (40,040,806)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        10,278,315    $  23,181,927       24,231,903    $  48,949,054
                                        =============    =============    =============    =============

Balanced
  Issuance of Units . . . . . . . .        16,862,236    $  25,906,097       24,928,106    $  38,706,706
  Redemption of Units . . . . . . .       (13,670,084)     (20,940,628)     (10,462,939)     (16,062,904)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .         3,192,152    $   4,965,469       14,465,167    $  22,643,802
                                        =============    =============    =============    =============

America Income
  Issuance of Units . . . . . . . .        15,874,213    $  21,094,048       29,660,512    $  33,349,434
  Redemption of Units . . . . . . .       (14,137,026)     (19,042,633)     (18,412,494)     (20,345,380)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .         1,737,187    $   2,051,415       11,248,018    $  13,004,054
                                        =============    =============    =============    =============

Money Market
  Issuance of Units . . . . . . . .        66,295,501    $  74,836,038       57,707,031    $  63,350,669
  Redemption of Units . . . . . . .       (53,263,167)     (59,856,106)     (51,343,984)     (56,306,083)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        13,032,334    $  14,979,932        6,363,047    $   7,044,586
                                        =============    =============    =============    =============

Swiss Franc Bond
  Issuance of Units . . . . . . . .        30,472,489    $  21,251,315       32,984,878    $  27,941,293
  Redemption of Units . . . . . . .       (19,850,881)     (12,504,974)     (13,443,915)     (11,381,305)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        10,621,608    $   8,746,341       19,540,963    $  16,559,988
                                        =============    =============    =============    =============

Growth Shares
  Issuance of Units . . . . . . . .        84,246,869    $ 116,543,939       74,831,380    $  88,659,293
  Redemption of Units . . . . . . .       (34,225,758)     (46,064,494)     (16,302,133)     (19,008,830)
                                        -------------    -------------    -------------    -------------
    Net increase (decrease) . . . .        50,021,111    $  70,479,445       58,529,247    $  69,650,463
                                        =============    =============    =============    =============

                              SEPARATE ACCOUNT VA-P

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                            YEAR ENDED DECEMBER 31,
                                                    1999                              1998
                                       ------------------------------    ------------------------------
                                            UNITS          AMOUNT            UNITS           AMOUNT
                                       --------------   -------------    -------------    -------------
Growth and Income
  Issuance of Units  . . . . . . . .      93,674,238    $ 128,593,916       71,585,544    $  83,470,422
  Redemption of Units  . . . . . . .     (25,923,618)     (34,926,116)      (8,271,166)      (9,222,546)
                                       -------------    -------------    -------------    -------------
    Net increase (decrease)  . . . .      67,750,620    $  93,667,800       63,314,378    $  74,247,876
                                       =============    =============    =============    =============

Emerging Markets
  Issuance of Units  . . . . . . . .       6,448,175    $   9,180,359           26,619    $      26,975
  Redemption of Units  . . . . . . .      (1,423,447)      (2,137,195)               -                -
                                       -------------    -------------    -------------    -------------
    Net increase (decrease)  . . . .       5,024,728    $   7,043,164           26,619    $      26,975
                                       =============    =============    =============    =============

Europe
  Issuance of Units  . . . . . . . .      10,875,307    $  11,961,426        1,434,026    $   1,453,071
  Redemption of Units  . . . . . . .      (2,870,630)      (3,520,280)          (2,338)          (2,369)
                                       -------------    -------------    -------------    -------------
    Net increase (decrease)  . . . .       8,004,677    $   8,441,146        1,431,688    $   1,450,702
                                       =============    =============    =============    =============

Strategic Income Fund
  Issuance of Units  . . . . . . . .         759,646    $     758,029                -    $           -
  Redemption of Units  . . . . . . .         (22,817)         (22,762)               -                -
                                       -------------    -------------    -------------    -------------
    Net increase (decrease)  . . . .         736,829    $     735,267                -    $           -
                                       =============    =============    =============    =============

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-P satisfies the current requirements of the regulations, and it intends that Separate Account VA-P will continue to meet such requirements.

                              SEPARATE ACCOUNT VA-P

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Fund by Separate Account VA-P during the year ended December 31, 1999 were as follows:

         INVESTMENT PORTFOLIO              PURCHASES        SALES
         --------------------           --------------   ------------
International Growth . . . . . . . . .   $ 10,780,652   $ 13,616,105
Capital Growth . . . . . . . . . . . .     16,061,676     20,892,251
Real Estate Growth . . . . . . . . . .      3,762,147      9,587,887
Equity-Income  . . . . . . . . . . . .     43,827,925     13,385,906
Balanced . . . . . . . . . . . . . . .     14,001,349      7,497,082
America Income . . . . . . . . . . . .     14,200,962     10,855,851
Money Market . . . . . . . . . . . . .     54,267,362     38,460,160
Swiss Franc Bond . . . . . . . . . . .     18,425,061      9,991,056
Growth Shares  . . . . . . . . . . . .     83,525,670     14,702,468
Growth and Income  . . . . . . . . . .    101,255,280      8,226,145
Emerging Markets . . . . . . . . . . .     81,249,560      1,113,274
Europe . . . . . . . . . . . . . . . .     10,422,215      2,076,237
Strategic Income . . . . . . . . . . .        757,430         10,693
                                         ------------   ------------
  Totals . . . . . . . . . . . . . . .   $452,537,289   $150,415,115
                                         ============   ============

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (B)  EXHIBITS

        EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

        EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

        EXHIBIT 3   (a)  Underwriting and Administrative Services Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are incorporated by reference herein.

                    (c) Revised Commission Schedule is filed herewith. Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are incorporated by reference herein.

                    (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848,and is incorporated by reference herein.

        EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 1 of Registration Statement No. 333-64831/811-8848, and is incorporated by reference herein. Contract Form 3027-98 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 33-64831/811-8848, and is incorporated by reference herein.

        EXHIBIT 5 Application Form SML-1447P was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 33-64831/811-8848, and is incorporated by reference herein.

        EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's Initial Registration Statement No. 33-85916/811-8848 on November 3, 1994, and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

        EXHIBIT 7        Not Applicable.

        EXHIBIT 8   (a)  BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are incorporated by reference herein.

                    (b)  Directors' Power of Attorney is filed herewith

        EXHIBIT 9        Opinion of Counsel is filed herewith.

        EXHIBIT 10       Consent of Independent Accountants is filed herewith.

        EXHIBIT 11       None.

        EXHIBIT 12       None.

        EXHIBIT 13 Schedule for Computation of Performance Calculations is filed herewith.

        EXHIBIT 14       Not Applicable.

        EXHIBIT 15  (a) Form of Amendment was previously filed in April
                        2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                    (b) Form of Amendment was previously filed in April 2000 in
                        Post-Effective Amendment No. 19 of Registration Statement No.33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                    (c) Form of Participation Agreement with Alliance was
                        previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848 and is incorporated by reference herein.

                    (d) Form of Amendment was previously filed in April 2000 in
                        Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (e) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                    (f) Form of Participation Agreement with Van Kampen was
                        previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement
                        No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM    25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                             ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                        Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Mary Eldridge                               Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
  Secretary                                 Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica
                                            Financial Investment Management Services, Inc.

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President &
  General Counsel                           Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice President and
                                            Deputy General Counsel (1995-1998) of USF&G



                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since 1995)
                                            and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to 1996)
                                            of The Hanover Insurance Company

James R. McAuliffe                          Director (since 1996) of First Allmerica; Director (since 1992), President
                                            Director (since 1994) and Chief Executive Officer (since 1996) of Citizens
                                            Insurance Company of America

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First Allmerica;
  Vice President and Treasurer              Associate, Investment Banking (1996 -1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.; Treasurer
                                            (since 2000) of Allmerica Investments, Inc., Allmerica Asset Management,
                                            Inc. and Allmerica Financial Investment Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica.
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and Director and President (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

              NAME                                       ADDRESS                       TYPE OF BUSINESS
              ----                                       -------                       ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica



                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    200 Southbridge Parkway         Insurance Agency
Alabama                                           Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of     1455 Lincoln Parkway            Insurance Agency
Georgia                                           Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of     Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                          12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of    631 Lakeland East Drive         Insurance Agency
Mississippi                                       Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company



AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234



Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2000, there were 4,801 Contract holders of qualified Contracts and 11,508 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - (VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                                POSITION OR OFFICE WITH UNDERWRITER
         ----                                -----------------------------------
Margaret L. Abbott                       Vice President

Emil J. Aberizk, Jr                      Vice President

Edward T. Berger                         Vice President and Chief Compliance Officer

Michael J. Brodeur                       Vice President Operations

Mark R. Colborn                          Vice President

Claudia J. Eckels                        Vice President



Mary M. Eldridge                         Secretary/Clerk

Philip L. Heffernan                      Vice President

J. Kendall Huber                         Director

Mark C. McGivney                         Treasurer

William F. Monroe, Jr.                   President, Director and Chief Executive Officer

David J. Mueller                         Vice President, Chief Financial Officer, Financial Operations
                                         Principal and Controller

Stephen Parker                           Vice President and Director

Richard M. Reilly                        Director and Chairman of the Board

Eric A. Simonsen                         Director

Mark G. Steinberg                        Senior Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Each account, book or other document required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

     ITEM 31. MANAGEMENT SERVICES

          The Company provides daily unit value calculations and related services for the Company's separate accounts.

     ITEM 32. UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

          (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

     ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2000.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Mary Eldridge
                               ----------------------------
                                Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                                                         Date
----------                        -----                                                         ----
/s/ Warren E. Barnes              Vice President and Corporate Controller                       April 3, 2000
-----------------------------
Warren E. Barnes

Edward J. Parry III*              Director, Vice President and Chief Financial Officer
-----------------------------

Richard M. Reilly*                Director, President and Chief Executive Officer
-----------------------------

John F. O'Brien*                  Director and Chairman of the Board
-----------------------------

Bruce C. Anderson*                Director
-----------------------------

Mark R. Colborn*                  Director and Vice President
-----------------------------

John P. Kavanaugh*                Director, Vice President and Chief Investment Officer
-----------------------------

J. Kendall Huber*                 Director, Vice President and General Counsel
-----------------------------

J. Barry May*                     Director
-----------------------------

James R. McAuliffe*               Director
-----------------------------

Robert P. Restrepo, Jr.*          Director
-----------------------------

Eric A. Simonsen*                 Director and Vice President
-----------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

(333-64831)

                                  EXHIBIT TABLE

Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 13        Schedule for Computation of Performance Calculations